FAIR VALUE OF FINANCIAL INSTRUMENTS - Schedule of Valuation Techniques and Unobservable Inputs of Level 3 Fair Value Measurements (Details) - Valuation Technique, Discounted Cash Flow - Level 3 - Discount rate
Dec. 31, 2024
Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Available-for-sale fixed maturity securities	0.01
Short-term investments	0.06
Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Available-for-sale fixed maturity securities	0.10
Short-term investments	0.24